Segment disclosure	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment disclosure [Text Block]

26. Segment disclosure

Prior to the deconsolidation of Osisko Development on September 30, 2022 (Note 29), the Chief Executive Officer (chief operating decision-maker) organized and managed the business under two operating segments: (i) acquiring and managing precious metals and other royalties, streams and other interests, and (ii) the exploration, evaluation and development of mining projects. Following the deconsolidation of Osisko Development, and the deemed disposal of the exploration, evaluation and development of mining projects segment, the Chief Executive Officer organizes and manages the business under a single operating segment, consisting of acquiring and managing precious metals and other royalties, streams and other interests. All of the Company's assets, liabilities, revenues, expenses and cash flows from continuing operations are attributable to this single operating segment. The following tables present segmented information for this single segment.

Geographic revenues

Geographic revenues from the sale of metals and diamonds received or acquired from in-kind royalties, streams and other interests are determined by the location of the mining operations giving rise to the royalty, stream or other interest. For the years ended December 31, 2023 and 2022, royalty, stream and other interest revenues were earned from the following jurisdictions:

	North America (i)	South America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2023

Royalties	158,562	1,428	154	286	-	160,430
Streams	34,580	31,236	10,259	-	10,815	86,890

	193,142	32,664	10,413	286	10,815	247,320

2022

Royalties	140,488	1,257	69	2,252	-	144,066
Streams	39,701	23,948	892	-	9,202	73,743

	180,189	25,205	961	2,252	9,202	217,809

(i) 91% of North America's revenues are generated from Canada in 2023 (91% in 2022).

In 2023, three royalty/stream interests generated revenues of $146.3 million ($132.3 million in 2022), which represented 59% of revenues (61% of revenues in 2022), including one royalty interest that generated revenues of $90.1 million ($78.8 million in 2022). In 2023, revenues generated from precious metals and diamonds represented 90% and 10% of revenues, respectively (85% and 14% of revenues in 2022).

Geographic net assets

The following table summarizes the royalty, stream and other interests by jurisdiction, as at December 31, 2023 and December 31, 2022, which is based on the location of the properties related to the royalty, stream or other interests:

	North America (i)	South America	Australia	Africa	Asia	Europe	Total
	$	$	$	$	$	$	$

December 31, 2023

Royalties	638,871	182,858	11,257	71,809	-	14,868	919,663
Streams	185,912	163,149	194,267	-	29,494	46,379	619,201
Offtakes	-	-	9,348	-	4,899	-	14,247

	824,783	346,007	214,872	71,809	34,393	61,247	1,553,111

December 31, 2022

Royalties	664,985	157,552	17,345	24,228	-	14,965	879,075
Streams	225,517	177,853	-	-	30,203	51,017	484,590
Offtakes	-	-	9,572	-	5,016	-	14,588

	890,502	335,405	26,917	24,228	35,219	65,982	1,378,253

(i) 80% of North America's net interests are located in Canada as at December 31, 2023 (81% as at December 31, 2022).